COMMITMENTS, CONTINGENCIES AND GUARANTEES - Narrative (Details) $ in Millions, $ in Millions	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2022 USD ($) MW	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) MW	Jun. 30, 2022 COP ($) MW	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of contingent liabilities [line items]
Agreements renewable and extended period maximum			2089	2089
Capital expenditure commitments			$ 987			$ 699
Investment in equity-accounted investments	$ 54	$ 9	74		$ 53
2022
Disclosure of contingent liabilities [line items]
Payments for development project expenditure			692
2023
Disclosure of contingent liabilities [line items]
Payments for development project expenditure			266
2024 to 2027
Disclosure of contingent liabilities [line items]
Payments for development project expenditure			27
Thereafter
Disclosure of contingent liabilities [line items]
Payments for development project expenditure			2
38 MW Solar Portfolio
Disclosure of contingent liabilities [line items]
Investment in equity-accounted investments			$ 37	$ 153,000
Solar power capacity (in MW) | MW	38		38	38
Ownership interest			24.00%	24.00%
600 MW Solar Development Project
Disclosure of contingent liabilities [line items]
Investment in equity-accounted investments			$ 47
Ownership interest			25.00%	25.00%
Wind power capacity (in MW) | MW	600		600	600
600 MW Solar Development Project | Brookfield Renewable and Institutional Partners
Disclosure of contingent liabilities [line items]
Investment in equity-accounted investments			$ 186
473 MW Solar Development Portfolio
Disclosure of contingent liabilities [line items]
Investment in equity-accounted investments			$ 35
Solar power capacity (in MW) | MW	473		473	473
Ownership interest			20.00%	20.00%
473 MW Solar Development Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of contingent liabilities [line items]
Investment in equity-accounted investments			$ 135
350 MW Wind Portfolio
Disclosure of contingent liabilities [line items]
Investment in equity-accounted investments			$ 32
Wind power capacity (in MW) | MW	350		350	350
350 MW Wind Portfolio | Brookfield Renewable and Institutional Partners
Disclosure of contingent liabilities [line items]
Investment in equity-accounted investments			$ 159
Ownership interest			20.00%	20.00%
196 MW Wind Assets in China
Disclosure of contingent liabilities [line items]
Investment in equity-accounted investments			$ 16
Wind power capacity (in MW) | MW	169		169	169
196 MW Wind Assets in China | Brookfield Renewable and Institutional Partners
Disclosure of contingent liabilities [line items]
Investment in equity-accounted investments			$ 80
Ownership interest			20.00%	20.00%